Equity (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jan. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Equity [Line Items]
Preferred shares, shares authorized	[1]		800,000,000	800,000,000
Preferred shares, par value (in Dollars per share) | $ / shares	[1]		$ 0.0001	$ 0.0001
Convertible common shares			1
Mezzanine equity (in Dollars) | $		$ 14,104
Redeemable ordinary shares, shares issued		10,526,300
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	[1]		2,000,000,000	2,000,000,000
Number of voting shares			one
Issuance of new shares		1,250,000
Price per share (in Dollars per share) | $ / shares		$ 4
Ordinary shares issued	[1]		32,918,421	27,565,800
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	[1]		1,000,000,000	1,000,000,000
Number of voting shares			ten
Ordinary shares issued	[1]		26,315,800	26,315,800
IPO [Member]
Equity [Line Items]
Net proceeds from IPO (in Dollars) | $		$ 4,305
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of new shares	[2]			1,250
Ordinary shares issued				27,565,800
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Issuance of new shares	[2]
Ordinary shares issued			26,315,800	1,000,000,000

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.
[2]	The value of Class A and Class B ordinary shares are presented in thousands and are rounded, with a difference no more than $0.4 from the absolute amount.